Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of significant nature of operations [text block]
1.	Nature of Operations

Electra Battery Materials Corporation (the “Company”, “Electra”) was incorporated on July 13, 2011 under the Business Corporations Act of British Columbia (the “Act”). On September 4, 2018, the Company filed a Certificate of Continuance into Canada and adopted Articles of Continuance as a Federal Company under the Canada Business Corporations Act (the “CBCA”). On December 6, 2021, the Company changed its corporate name from First Cobalt Corp. to Electra Battery Materials Corporation.  The Company is in the business of producing battery materials for the electric vehicle supply chain. The Company is currently in the process of  building a refinery focused on the supply of cobalt, nickel and recycled battery materials.

Electra is a public company which is listed on the Toronto Venture Stock Exchange (“TSXV”) (under the symbol ELBM) and on the NASDAQ (under the symbol ELBM). The Company’s registered office is 40 Temperance Street, Suite 3200, Bay Adelaide Centre – North Tower, Toronto, Ontario, Canada M5H 0B4 and the corporate head office is located at 133 Richmond Street W, Suite 602, Toronto, Ontario, M5H 2L3.

On December 31, 2024, the Company completed a share consolidation on the basis of one new post-consolidation common share for every four (4) pre-consolidation common shares. All prior share capital information has been presented based on this ratio.

The Company is focused on building a North American integrated battery materials facility for the electric vehicle supply chain. The Company is in the process of constructing its expanded hydrometallurgical cobalt refinery (the “Refinery”) in Ontario, Canada, assessing the various optimizations and modular growth scenarios for a recycled battery material (known as black mass) program, and exploring and developing its mineral properties.

Going Concern Basis of Accounting

The accompanying audited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future, and, as such, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

The Company has recurring net operating losses and negative cash flows from operations. As of December 31, 2025 and  December 31, 2024, the Company had an accumulated deficit of $408,357 and $274,892, respectively. The Company’s recurring losses from operations and negative cash flows raise substantial doubt about the Company’s ability to continue as a going concern. The global economy, including the financial and credit markets, have experienced volatility and disruptions, including fluctuating inflation rates and interest rates, foreign currency impacts, declines in consumer confidence, and declines in economic growth. Additionally, the Company suspended construction of the Refinery in 2023 due to lack of sufficient funding in the wake of supply chain disruptions. These factors point to uncertainty about economic stability, and the severity and duration of these conditions on our business cannot be accurately predicted, and the Company cannot assure that it will remain in compliance with the financial covenants contained within its credit facilities. Management monitors recent developments in relation to global tariffs and does not anticipate material impacts on the financial position of the Company.

In order to continue its operations, the Company must achieve profitable operations and/or obtain additional equity or debt financing. Until the Company achieves profitability, management plans to fund its operations and capital expenditures with cash on hand, borrowings, and issuance of capital stock. Until the Company generates revenue at a level to support its cost structure, the Company expects to continue to incur significant operating losses and net cash outflows from operating activities.

The Company is actively pursuing various alternatives including government grants and loans, strategic partnerships, equity and debt financing to increase its liquidity and capital resources. During 2024, a government loan from Federal Economic Development Agency for Northern Ontario (“FedNor”) was received in the amount of $5,267. On August 19, 2024, the Company was awarded US$20,000 in funding by the U.S. Department of Defense (“DoD”) for the construction of the Refinery funded on a reimbursement basis. The award was made pursuant to Title III of the Defense Production Act (DPA) to expand domestic production capability. On November 27, 2024, the Company completed a private placement of US$1,000 as detailed in Note 16 (b). On November 27, 2024, the Company issued secured convertible notes in the principal amount of US$4,000 as detailed in Note 11. During the year ended December 31, 2025, the Company completed private placements and raised US$38,000 in gross proceeds from issuance of common shares and warrants, as detailed in Note 11 and completed restructuring transaction with its 2028 and 2027 noteholders (See Note 16).

Although the Company has historically been successful in obtaining financing in the past, there can be no assurances that the Company will be able to obtain adequate financing in the future. These consolidated financial statements do not include the adjustments to the amounts and classifications of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. These adjustments may be material.